Income Tax	6 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,588	1,289	3,294	2,604
In respect of current period U.S.	—	(1)	—	(1)

	1,588	1,288	3,294	2,603
Deferred tax:
In respect of current period U.S.	(3)	(5)	(7)	(9)
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,585	1,283	3,287	2,593

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	June 30, 2021	December 31, 2020
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	8,811	9,818
U.S. tax	4	4

	8,815	9,822

Deferred tax asset
U.S. deferred tax asset	37	44